Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9 .	Intangible assets, net
The intangible assets, net consisted of the following:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Insurance agency license (1) (2)	40,817	40,902
Software and system (1)	6,571	11,768
Customer Relationship (1)	—	9,392
Insurance brokerage license (2)	6,526	6,526
Brand (1)	—	4,845
Insurance adjusting license	3,067	3,067
Domain name	580	580

Total	57,561	77,080
Less: Accumulated amortization (3)	(4,868)	(6,290)
Impairment (4)	(1,950)	(1,950)

Intangible assets, net	50,743	68,840

(1)
During the year ended December 2024, the Company acquired intangible assets amounting to RMB18,174 in connection with a business combination disclosed in Note 4, which were measured at fair value upon acquisition.

(2)
During the year ended December 31, 2023, the Group’s disposal of a subsidiary resulted in a decrease of RMB4,333 in insurance agency license, and the Group’s acquisition of a subsidiary resulted in an increase of RMB3,879 in insurance brokerage license.

(3)	Amortization expenses for the years ended December 31, 2022, 2023 and 2024 were RMB1,201, RMB1,227 and RMB1,189 respectively.
The amortization of the coming 5 years is:

As of
December 31, 2024
RMB
2025	1,031
2026	916
2027	479
2028	423
2029	335

(4)	Impairment loss recorded in general and administrative expenses for the years ended December 31, 2022, 2023 and 2024 were nil, RMB1,950 and nil, respectively.